STATEMENT OF CASH FLOWS (USD $)	12 Months Ended
Mar. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES
Net Loss for the period	$ (27,124)
Change in operating liabilities:
Prepaid expenses	0
Accrued expenses	0
Net cash used in operating activities	27,124
CASH FLOWS FROM FINANCING ACTIVITIES
Deferred offering costs	(53,664)
Proceeds from sale of ordinary shares to Sponsor	25,000
Proceeds from note and advances payable to affiliate	55,940
Net cash provided by financing activities	27,276
Net increase in cash	152
Cash
Beginning of period	0
End of period	152
SUPPLEMENTAL SCHEDULE FOR NON-CASH FINANCING ACTIVITIES
Deferred offering costs included in accrued offering costs	$ 8,836